Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - Trade receivables [Member]		12 Months Ended
		Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2024 USD ($)
Schedule of Trade and Other Receivables [Line Items]
- Third parties		RM 18,131,208		RM 11,310,279	$ 4,055,836
- Related parties				2,499,319
Gross trade receivables		18,131,208		13,809,598	4,055,836
Less: Provision for allowance for expected credit losses - trade receivables		(2,097,071)		(2,518,122)	(469,101)
Net trade receivables		16,034,137		11,291,476	3,586,735
Other receivables		71,482,014		13,068,732	15,990,071
Less: Provision for allowance for expected credit losses - other receivables		(1,637,988)			(366,408)
Gross other receivables		69,844,026		13,068,732	15,623,663
Deposits		749,474		4,122,755	167,652
Prepayments		47,525,380		466,629	10,631,125
Gross other receivables		118,118,880		17,658,116	26,422,440
Total trade and other receivables		134,153,017		28,949,592	$ 30,009,175
At beginning of the year		2,518,122	$ 563,288	1,757,638
Additions		2,458,381	549,924	1,571,162
Write off		(2,891,410)	(646,790)	(814,189)
Currency realignment		11,978	2,679	3,511
At end of the year		2,097,071	469,101	2,518,122
At beginning of the year
Additions		1,651,127	369,347
Currency realignment		(13,139)	(2,939)
At end of the year		1,637,988	366,408
Not past due		10,264	2,296	5,961,854
Past due	[1]	18,120,944	4,053,540	7,847,744
Less: Provision for allowance for expected credit losses		(2,097,071)	(469,101)	(2,518,122)
Total due		RM 16,034,137	$ 3,586,735	RM 11,291,476

[1]	Aging of receivables that are past due the average credit period: